Financial instruments (Tables)	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
Disclosure of nature and extent of risks arising from financial instruments
The following exchange rates applied during the year ended December 31, 2020:

	$U.S. to $1.00 CDN	$CDN to $1.00 U.S.
January 1, 2020 Opening rate	$0.770	$1.299
December 31, 2020 Closing rate	$0.785	$1.274
Fiscal 2020 Average rate	$0.746	$1.341

Disclosure of reconciliation of changes in loss allowance
The movement in the allowance for impairment in respect of trade receivables and contract assets during the year was as follows.

Impairment loss allowance	December 31, 2020	December 31, 2019
Beginning balance	$250	$—
Net measurement of loss allowance	250	250
Ending balance	$500	$250